FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures, provides a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The valuation inputs for the three levels of the fair value hierarchy under ASC 820 are described below:

Level 1    Unadjusted quoted prices in active markets for identical assets or liabilities that the Plan has the ability to access.

Level 2    Other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

Inputs to the valuation methodology include:
•quoted prices for similar assets or liabilities in active markets;
•quoted prices for identical or similar assets or liabilities in inactive markets;
•inputs other than quoted prices that are observable for the asset or liability; and
•inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3    Unobservable inputs for the asset or liability.

The asset's or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Mutual funds are traded in active markets and are valued based on quoted net asset value of shares.

Collective trust funds are valued using the net asset value provided by the fund trustee based on the value of the underlying assets owned by the trust, minus its liabilities, and then divided by the number of shares outstanding. The net asset value, as provided by the trustee, is used as a practical expedient to estimate fair value.

Company common stock fund is valued at the closing price reported on the active market on which the individual securities are traded.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following table sets forth by level, within the fair value hierarchy, the DC Investment Account's assets at fair value as of December 31, 2025 and 2024:

	Assets at Fair Value as of December 31, 2025
	Total	Level 1	Level 2	Level 3
DC Investment Account
Mutual funds	$281,035,694	$281,035,694	$—	$—
Collective trust funds (a)	3,032,320,108
Company common stock fund	440,185,389	440,185,389	—	—
Total investments at fair value	$3,753,541,191	$721,221,083	$—	$—

	Assets at Fair Value as of December 31, 2024
	Total	Level 1	Level 2	Level 3
DC Investment Account
Mutual funds	$259,244,383	$259,244,383	$—	$—
Collective trust funds (a)	2,724,283,304
Company common stock fund	524,527,064	524,527,064	—	—
Total investments at fair value	$3,508,054,751	$783,771,447	$—	$—

(a)     These funds allow for daily liquidation with no additional notice required for redemption or unfunded commitments. These investments measured at net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Master Trust disclosure.